Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2025
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

6. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Prepaid insurance	17,490	17,794
Prepaid service fee	44,810	50,538
Rental deposits	71,823	4,206
Other receivables	—	4,545
Other deposits	5,510	8,233
	$139,633	$85,316

For the years ended December 31, 2025, 2024 and 2023, the Group considered certain other receivables and prepayments were not recoverable and recorded write-off of other receivables and prepayments of $nil, $45,677 and $62,369, respectively.